RELATED PARTY TRANSACTIONS - Transactions (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue	$ 65.5	$ 72.5
Purchases	2.4	2.6
Other income	$ 1.4	$ 1.5